Share capital (Tables)	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Summary of Share Capital

	BHP Group Limited			BHP Group Plc
	2024 shares	2023 shares	2022 shares	2022 shares
Share capital issued
Opening number of shares	5,065,820,556	5,062,323,190	2,945,851,394	2,112,071,796
Issue of shares	5,710,261	3,497,366	4,400,000	–
Corporate structure unification 1	–	–	2,112,071,796	(2,112,071,796)
Purchase of shares by ESOP Trusts	(5,687,667)	(6,442,571)	(8,704,669)	(63,567)
Employee share awards exercised following vesting	5,841,767	6,081,843	8,522,684	77,748
Movement in treasury shares under Employee Share Plans	(154,100)	360,728	181,985	(14,181)

Closing number of shares	5,071,530,817	5,065,820,556	5,062,323,190	–

Comprising:
Shares held by the public	5,070,273,143	5,064,408,782	5,061,272,144	–
Treasury shares	1,257,674	1,411,774	1,051,046	–

1
As a result of the corporate structure unification on 31 January 2022, 2,112,071,796 fully paid ordinary shares in BHP Group Limited were issued to BHP Group Plc shareholders in a one for one exchange of their BHP Group Plc ordinary shares, resulting in BHP Group Limited becoming the sole parent company of the Group with a single set of shareholders.